UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22036

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors, LLC
225 High Ridge Road
Stamford, CT 06905

 (Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2011

Date of reporting period: 9/30/2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS (TI), LLC

Financial Statements

(Unaudited)

Period from April 1, 2010 to September 30, 2010

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Financial Statements

(Unaudited)

Period from April 1, 2010 to September 30, 2010

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

September 30, 2010

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds Master	$272,627,655
Fund, LLC, at fair value
Cash and cash equivalents	4,909,654
Redemption receivable from investment in Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	26,855,483
Other assets	14,605

Total Assets	304,407,397

LIABILITIES

Repurchase of Members' interests payable	27,867,575
Management fee payable	329,916
Members' interests received in advance	60,000
Professional fees payable	33,450
Administration fees payable	10,750
Other liability	6,531

Total Liabilities	28,308,222

Net Assets	$276,099,175

MEMBERS' CAPITAL

Members' Capital *	$276,099,175

* Members’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi‐Strategy Hedge Fund of Funds Master Fund, LLC.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

1

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Operations (Unaudited)

Period from April 1, 2010 to September 30, 2010

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC:
Interest	$4,532
Expenses	(2,043,633)
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(2,039,101)
Fund Income:
Interest	1,716

Fund Expenses:
Management Fee	741,903
Other	104,062
Professional fees	56,908
Administration fees	10,750
Board of Managers fees	2,500

Total Expenses	916,123

Net Investment Loss	(2,953,508)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment	4,513,100
Net change in accumulated unrealized appreciation on investment	(1,305,283)

Net Realized and Unrealized Gain on Investments Allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	3,207,817
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
$254,309

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Changes in Members’ Capital (Unaudited)

	For the Period from
	April 1, 2010 to September 30, 2010	For the Year Ended March 31, 2010

OPERATIONS

Net investment loss	$(2,953,508)	$(5,449,965)
Net realized gain on investment	4,513,100	3,871,395
Net change in accumulated unrealized appreciation
on investment	(1,305,283)	40,628,426

Increase in Members' Capital
Resulting from Operations	254,309	39,049,856

CAPITAL TRANSACTIONS

Members' subscriptions	41,127,000	97,341,357
Members' interests repurchased	(48,824,172)	(82,965,152)

Increase (Decrease) in Members' Capital
Resulting from Capital Transactions	(7,697,172)	14,376,205

Net Increase (Decrease) in Members' Capital	(7,442,863)	53,426,061

MEMBERS' CAPITAL AT BEGINNING OF PERIOD	283,542,038	230,115,977

MEMBERS' CAPITAL AT END OF PERIOD	$276,099,175	$283,542,038

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2010 to September 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital resulting from operations	$254,309
Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on
investments allocated from Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	1,305,283
Net realized gain on investments allocated from Excelsior
Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(4,513,100)
Net investment loss allocated from Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	2,039,101
Purchases of investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(40,000,000)
Proceeds from investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	22,425,820
Decrease in other assets	51,589
Increase (Decrease) in operating liabilities:
Due to advisor	(136,377)
Management fee payable	(20,298)
Other liability	(19,152)
Professional fees payable	(15,450)
Administration fees payable	10,750
Board of Managers' fees payable	(2,500)
Net Cash Used in Operating Activities	(18,620,025)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions	38,466,000
Payments for Members' interests repurchased	(24,883,307)
Net Cash Provided by Financing Activities	13,582,693
Net decrease in cash and cash equivalents	(5,037,332)
Cash and cash equivalents at beginning of period	9,946,985
Cash and Cash Equivalents at End of Period	$4,909,653

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest	$370

Supplementary Disclosure of Non-Cash Information
Transfer of members' interests between members	$6,813,478

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Financial Highlights (Unaudited)

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	Period from April 1, 2010 to September 30,2010*	For the year ended March 31, 2010	For the year ended March 31, 2009	Period from April 23, 2007 (Commencement of Operations) to March 31, 2008*

Net assets, end of period	$276,099,175	$283,542,038	$230,115,977	$303,944,733

Ratio of net investment loss
to average Members' Capital (a) (b)	(1.02%)	(1.83%)	(1.84%)	(1.78%)

Ratio of total expenses to average
Members' Capital (c) (d)	1.03%	1.83%	1.90%	1.89%

Ratio of net expenses to average
Members' Capital (b) (c)	1.03%	1.83%	1.89%	1.86%

Total return (e)	0.07%	13.55%	(16.40%)	(0.13%)

*	The ratios and total return are not annualized for this period.
(a)	The ratio reflects the income and expenses including the TI Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(b)	Average Members’ Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses including the TI Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(d)	The ratio is before any expense limitation reimbursement per the Expense Limitation Agreement.
(e)
Total return assumes a purchase of an interest in the TI Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member’s return may vary from these returns based on the timing of member subscriptions and redemptions.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)

September 30, 2010

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund”), was organized as a limited liability company under the laws of Delaware on February 26, 2007, and commenced operations on April 23, 2007. The TI Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The TI Fund’s investment objective is to seek capital appreciation. The TI Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”), formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC, a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company and the TI Fund will achieve their investment objectives.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund’s financial statements.  The percentage of the Company’s members’ capital owned by the TI Fund at September 30, 2010 was 63.58%.

Effective April 1, 2010, Bank of America Capital Advisors LLC serves as the investment adviser of the Company and as the management services provider of the TI Fund (the “Adviser”). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and is registered under the Investment Advisers Act of 1940, as amended.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser provides various management and administrative services to the Company and the TI Fund.

Merrill Lynch, Pierce, Fenner & Smith Incorporated serves as the placement agent of the TI Fund (the “Placement Agent”).  The Placement Agent is an indirect subsidiary of Bank of America and an affiliate of the Adviser.

The TI Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the 1940

6

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)  Continued

September 30, 2010

Act organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the TI Fund.

Subscriptions for interests in the TI Fund (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The TI Fund may, from time to time, offer to repurchase Interests from its members (“Members”) pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI Fund’s assets and other factors considered by the Board.  The Adviser expects that it will recommend to the Board that the TI Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.  Member repurchases are recognized as liabilities when the amount becomes fixed.  This generally will occur on the last day of a fiscal period.  As of the last day of each calendar month, the TI Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Fund Expenses

The TI Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI Fund’s and the Company’s Boards; all costs with respect to communications regarding the TI Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TI Fund; and other types of expenses approved by the TI Fund’s Board or the Company’s Board of Managers.  Expenses allocated to the Company for its investments in the Portfolio Funds are not included in the TI Fund’s Statement of Operations or Financial Highlights.

7

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)  Continued

September 30, 2010

The Adviser and the TI Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the TI Fund as described below, waive fees or pay or absorb expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI Fund and the Company) to 1.84% per annum of the TI Fund’s average monthly net assets (the “Expense Limitation”).  In consideration of the Adviser’s agreement to limit the TI Fund’s expenses, the TI Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts.

Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed.  The Expense Limitation Agreement will remain in effect until December 31, 2010 and will automatically continue in effect from year to year thereafter unless terminated by the Adviser or the TI Fund.

As of September 30, 2010, the TI Fund has not exceeded the expense limitation pursuant to the Expense Limitation Agreement.  As of September 30, 2010, the TI Fund  does not have an outstanding payable balance owed to the Adviser.  All prior period expense reimbursement balances have been recouped by the Adviser.

c. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the TI Fund.  Each Member is individually required to report on its own tax return its share of the TI Fund’s taxable income or loss.  The TI Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the TI Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the TI Fund’s Limited Liability Company Agreement.

The cost of the TI Fund’s investment in the Company for Federal tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company.  As of September 30, 2010, the Company has not yet received information to determine the current tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and September 30, 2010, the estimated cost of the TI Fund’s investment in the Company at September 30, 2010 for federal tax purposes is $244,470,418.  The resulting estimated net unrealized appreciation for tax purposes on the TI Fund’s investment in the Company at September 30, 2010 is $28,157,237.

8

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)  Continued

September 30, 2010

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TI Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  Management analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the TI Fund.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

The TI Fund records its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

3. Portfolio Valuation

The net asset value of the TI Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the TI Fund’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The TI Fund records its investment in the Company at fair value.  The TI Fund’s investment in the Company is represented by the TI Fund’s proportionate interest in the Company’s members’ capital at September 30, 2010.  The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

9

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)  Continued

September 30, 2010

4. Management Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers.  Further, the Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, pursuant to a management agreement between the TI Fund and the Adviser (the “Management Agreement”), the TI Fund pays the Adviser a quarterly management fee in arrears at an annual rate of 0.5% based on the TI Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2010 to September 30, 2010, the management fee was $741,903, of which $329,916 was payable as of September 30, 2010.

5. Related Party Transactions and Other

As of September 30, 2010, the Adviser’s employees and affiliates have a combined interest of approximately 16.64% of Members’ Capital.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the TI Fund (the “Disinterested Managers”).  Until July 1, 2010, the Disinterested Managers received per-meeting fees of: $500 for attendance at quarterly meetings of the Board; and $500 for telephonic participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board.  Effective July 1, 2010, compensation to the Board is paid and expensed by the Company. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The TI Fund incurred $2,500 of Board-related fees for the period from April 1, 2010 to July 1, 2010, none of which was payable as of September 30, 2010.

PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as custodian of the TI Fund’s assets and provides custodial services to the TI Fund.

The TI Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the TI Fund.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  Prior to April 1, 2010, the TI Fund paid the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of Members' Capital as of the first day of each calendar quarter on the first $150 million of Members' Capital, plus ..000125 of Members' Capital in excess of $150 million.  Effective April 1, 2010, the TI Fund pays the Administrator, on a quarterly basis, a fee in an amount equal to $3,000, plus a tax compliance and preparation fee of $1,750 per calendar quarter, plus an audited financial statement preparation fee of $625 per calendar quarter. Management analyzed the change in Administrator fees and has determined that the adoption of this fee structure did not have a material effect on the results of operations or financial position of the TI Fund.  For the period from April 1, 2010 to September 30, 2010, the TI Fund incurred $10,750 in expenses related to such administrative services, all of which was payable as of September 30, 2010.

10

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)  Continued

September 30, 2010

Merrill Lynch, Pierce, Fenner, & Smith Incorporated, an affiliate of the Adviser, is the placement agent of the TI Fund (the “Placement Agent”). Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of up to 1.25% of the investment amount if such amount is less than $500,000 (subject to the minimum investment).  There is no Placement Fee on investments of $500,000 or more.  The Placement Fee is paid to the Placement Agent. The Placement Fee may be waived for certain investors.

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from Portfolio Funds, or unforeseen outflows of cash.  This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis.  This may limit the ability of the Company to provide liquidity to the TI Fund, and the TI Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements.

11

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)  Continued

September 30, 2010

7. Guarantees

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications.  The TI Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the TI Fund and, therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

8. Subsequent Events

The TI Fund has evaluated all subsequent events through the date these financial statements were issued and notes the following:

On September 29, 2010, the TI Fund announced a tender offer to repurchase up to $35,000,000 of outstanding Interests from Members. The net asset value of the Interests will be calculated for this purpose on December 31, 2010. The tender offer expired on October 27, 2010.

Members' Interests received in advance of $60,000 became Interests in the TI Fund effective October 1, 2010.

Subsequent to September 30, 2010, the TI Fund received subscriptions from Members for Interests in the amount of $1,870,000 which became effective as of November 1, 2010.

On November 2, 2010, the TI Fund paid $26,287,709 for total Interests repurchased from Members on September 30, 2010.  The remaining $567,774 will be paid to Members after completion of the TI Fund's annual audit for the fiscal year ended March 31, 2011.

12

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Financial Statements

(Unaudited)

Period from April 1, 2010 to September 30, 2010

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Statements

(Unaudited)

Period from April 1, 2010 to September 30, 2010

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

September 30, 2010

ASSETS

Investments in Portfolio Funds, at fair value (cost $363,558,085)	$432,876,801
Cash and cash equivalents	24,310,199
Redemptions receivable from investments in Portfolio Funds	1,395,157
Other assets	27,033

Total Assets	458,609,190

LIABILITIES

Repurchase of Members' interests payable ($26,855,483 to the TI Fund,
$1,319,071 to the Ltd Fund)	28,174,554
Advisory fee payable	1,109,922
Professional fees payable	248,003
Administration fees payable	168,392
Board of Managers' fees payable	50,000
Other liability	18,307

Total Liabilities	29,769,178

Net Assets	$428,840,012

MEMBERS' CAPITAL

Represented by:
Net Capital*	$359,521,296
Net accumulated unrealized appreciation on investments	69,318,716

Members' Capital	$428,840,012

*Net capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in the Portfolio Funds.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2010

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members'	of Portfolio	Redemption
Portfolio Funds *	Date	Cost **	Value **	Capital	Funds	Date ***	Liquidity ****

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	$2,607,970	$714,441	0.17%	12.63%	N/A	(1)
Anchorage Capital Partners, L.P.	10/1/2009	14,000,000	14,751,542	3.44%	0.54%	N/A	Annually
Aristeia Partners, L.P.	4/1/2008	12,537,502	18,908,016	4.41%	5.29%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	16,214,798	17,675,327	4.12%	0.62%	N/A	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	-	1,637,232	0.38%	0.07%	N/A	(2)
Centaurus Alpha Fund, L.P.	4/1/2009	604	56,629	0.01%	4.60%	N/A	(1)
Drake Global Opportunities Fund, L.P.	4/1/2009	32,257	79,851	0.02%	0.56%	N/A	(1)
DSC Acquisitions, LLC	4/1/2009	37,735	38,337	0.01%	0.96%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	14,930,265	18,817,796	4.39%	0.33%	N/A	(3)
Garrison Special Opportunity Fund, L.P.	7/1/2009	4,000,000	4,366,290	1.02%	1.05%	N/A	Annually
JANA Partners, L.P.	4/1/2009	133,460	173,298	0.04%	0.24%	N/A	(2)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	2.97%	N/A	(2)
Mast Credit Opportunities I, L.P.	6/1/2010	16,000,000	15,935,550	3.72%	5.50%	6/30/2011	Quarterly
Monarch Debt Recovery Fund, L.P.	7/1/2009	12,000,000	14,014,345	3.27%	1.27%	12/31/2011	Annually
Polygon Global Opportunities Fund, L.P.	8/1/2006	9,496,220	4,040,300	0.94%	1.59%	N/A	(1)
Strategic Value Restructuring Fund, L.P.	4/1/2009	934,076	490,453	0.11%	0.08%	N/A	(2)
SVRF (Onshore) Holdings LLC	4/1/2009	1,121,084	1,002,287	0.23%	3.26%	N/A	(2)
Vicis Capital Fund	4/1/2009	2,256,269	1,055,183	0.25%	0.65%	N/A	(1)
Waterfall Eden Fund, L.P.	7/1/2008	12,389,560	10,449,535	2.44%	11.74%	N/A	(2)
Strategy Total		118,692,275	124,206,887	28.97%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	12,184,729	2.84%	2.54%	N/A	Quarterly
Foundation Partners, L.P.	7/1/2002	8,000,000	10,361,505	2.42%	9.97%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,669,918	1.32%	1.34%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	357,036	0.08%	0.11%	N/A	(2)
Scopia PX, LLC	9/1/2005	11,000,000	15,632,965	3.65%	4.61%	N/A	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	9,610,520	14,991,620	3.50%	4.32%	N/A	Quarterly
Tiedemann/Falconer Partners, L.P.	4/1/2009	5,301,238	4,892,833	1.14%	3.40%	N/A	Quarterly
Strategy Total		50,789,143	64,090,606	14.95%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	17,959,874	4.19%	1.25%	N/A	Quarterly
Expo Health Sciences Fund, L.P.	8/1/2010	5,000,000	5,122,748	1.19%	2.34%	9/30/2011	Quarterly
Longbow Partners, L.P.	5/1/2004	12,200,000	17,261,791	4.03%	6.66%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,532,585	1.29%	1.03%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	12,500,000	11,946,107	2.79%	0.77%	N/A	Monthly
Strategy Total		40,310,345	57,823,105	13.49%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	7,500,000	16,273,777	3.79%	2.91%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	10,823,775	2.52%	3.16%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	17,365,161	4.05%	2.41%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,592,519	1.30%	1.14%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	8,966,478	9,585,684	2.24%	1.63%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	20,058,016	4.67%	2.61%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	6,000,000	8,664,090	2.02%	4.05%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	16,742,152	3.90%	0.79%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	133,282	149,602	0.03%	0.13%	N/A	(2)
Strategy Total		83,319,890	105,254,776	24.52%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	16,946,133	3.95%	4.97%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	15,810,981	3.69%	2.11%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	337,474	0.08%	9.37%	N/A	(1)
Royal Capital Value Fund (QP), L.P.	7/1/2008	16,879,797	15,708,642	3.66%	2.63%	N/A	Annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	16,594,380	3.87%	1.59%	N/A	(4)
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	16,103,817	3.76%	2.44%	(5)	(6)
Strategy Total		70,446,432	81,501,427	19.01%
Total Investments in Portfolio Funds		$363,558,085	432,876,801	100.94%
Other Assets, Less Liabilities			(4,036,789)	(0.94%)
Members’ Capital			$428,840,012	100.00%

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited) continued

September 30, 2010

The investments in Portfolio Funds shown above, representing 100.94% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on September 30, 2010 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	28.68%
Hedged Long/Short Equity Funds	14.81%
Hedged Sector Funds	13.36%
Opportunistic Long/Short (Global) Funds	24.32%
Opportunistic (U.S. Only) Funds	18.83%
Total	100.00%

*	Non-income producing investments. The Company's	(1)	The Portfolio Fund is closing and is in the process of returning
	investments in the Portfolio Funds are considered to be		capital to its partners. Redemption rights have been suspended.
	illiquid and may be subject to limitations on redemptions,	(2)	The Portfolio Fund has restricted redemption rights by
	including the assessment of early redemption fees.		creating a side pocket account to hold its illiquid assets.
**	See definition in Note 3.		As of 9/30/2010, the Company's remaining investment in the
***	From original investment date.		Portfolio Fund is illiquid.
****	Available frequency of redemptions after initial	(3)	$7,388,816 is invested in a side pocket account, $26,987 is held in
	lock-up period.		a liquidating trust and $11,401,993 has annual liquidity.
N/A	Initial lock-up period has either expired prior to 9/30/10,	(4)	$209,006 is invested in a side pocket. $16,385,374 has annual
	or the Portfolio Fund did not have an initial lock-up		liquidity.
	period. However, specific redemption restrictions may	(5)	$5,097,919 has an initial lock-up period that expires on 12/31/2010,
	apply.		and $2,295,505 has an initial lock-up period that expires on
			12/31/2011. $124,927 is invested in a side pocket. Lock-up
			period has expired on $8,585,466 prior to 9/30/2010.
		(6)	Class A investments of $7,341,104 have tri-annual liquidity and
			Class B investments of $8,637,786 have annual liquidity.
			Side pocket capital of $124,927 is illiquid.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Operations (Unaudited)

Period from April 1, 2010 to September 30, 2010

INVESTMENT INCOME

Interest	$6,895

Total Investment Income	6,895

EXPENSES

Advisory fee	2,231,380
Professional fees	418,143
Administration fees	168,392
Bank note facility fee	149,697
Board of Managers' fees and expenses	126,000
Other expenses	26,053

Total Expenses	3,119,665

Net Investment Loss	(3,112,770)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in Portfolio Funds	6,888,426
Net change in accumulated unrealized appreciation on investments	(2,011,015)

Net Realized and Unrealized Gain on Investments	4,877,411

NET INCREASE IN MEMBERS' CAPITAL RESULTING
FROM OPERATIONS	$1,764,641

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Capital (Unaudited)

	For the period from
	April 1, 2010 to	Year Ended
	September 30, 2010	March 31, 2010

OPERATIONS

Net investment loss	$(3,112,770)	$(4,732,550)
Net realized gain from investments in Portfolio Fund	6,888,426	5,763,978
Net change in accumulated unrealized appreciation
on investments	(2,011,015)	59,415,475

Increase in Members' Capital
Resulting from Operations	1,764,641	60,446,903

CAPITAL TRANSACTIONS

Members' subscriptions	44,950,000	114,410,253
Members' interests repurchased	(50,674,554)	(85,921,035)

Increase (Decrease) in Members' Capital from
Capital Transactions	(5,724,554)	28,489,218

Net Increase (Decrease) in Members' Capital	(3,959,913)	88,936,121

MEMBERS' CAPITAL AT BEGINNING OF PERIOD	432,799,925	343,863,804

MEMBERS' CAPITAL AT END OF PERIOD	$428,840,012	$432,799,925

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2010 to September 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital resulting from operations	$1,764,641
Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation	2,011,015
on investments
Net realized gain from Portfolio Fund redemptions	(6,888,426)
Purchases of Portfolio Funds	(27,000,000)
Proceeds from Portfolio Funds	25,588,372
Increase in other assets	(26,543)
Increase in operating liabilities:
Professional fees payable	182,828
Administration fees payable	168,392
Advisory fee payable	56,468
Board of Managers' fees payable	40,000
Other liability	10,194

Net Cash Used in Operating Activities	(4,093,059)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions	44,950,000
Payments for member interests repurchased	(22,500,000)

Net Cash Provided by Financing Activities	22,450,000

Net increase in cash and cash equivalents	18,356,941
Cash and cash equivalents at beginning of period	5,953,258

Cash and Cash Equivalents at End of Period	$24,310,199

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Highlights (Unaudited)

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the Period
	From April 1, 2010	For the year	For the year	For the year	For the year
	to	ended	ended	ended	ended
	September 30, 2010*	March 31, 2010	March 31, 2009	March 31, 2008 **	March 31, 2007
Net assets, end of
period	$428,840,012	$432,799,925	$343,863,804	$319,569,861	$310,364,405

Ratio of net investment
loss to average	(0.71%)	(1.11%)	(1.16%)	(1.18%)	(1.71%)
Members' Capital
(a) (b)

Ratio of expenses to
average Members'	0.71%	1.12%	1.20%	1.24%	1.86%
Capital (a) (b)

Portfolio turnover***	5.59%	23.33%	24.20%	7.37%	30.25%

Total return (c)	0.35%	15.04%	(15.98%)	0.45%	8.82%

*	The ratios and total return are not annualized for this period.
**	The Company reorganized into a master-feeder structure during this period.
***	The ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative
Multi-Strategy Fund, LLC.
(a)	Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds.
(b)	Average Members' Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2010

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company will achieve its investment objective.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund") and Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), each a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company, and Excelsior Directional Hedge Fund of Funds, Ltd. (the “Ltd Fund”) and Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the “Ltd 2 Fund,” and together with the TI Fund, the TI 2 Fund, and the Ltd Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their  assets in the Company.  The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Effective April 1, 2010, Bank of America Capital Advisors LLC serves as the investment adviser of the Company (the “Adviser”).  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds, as members of the Company (“Members”).  As of September 30, 2010, the TI Fund’s, TI 2 Fund’s, Ltd Fund’s, and Ltd 2 Fund’s ownership of the Company’s Members’ Capital were 63.58%, 0.60%, 35.25% and 0.57%, respectively.

Interests in the Company (“Interests”) are generally offered only to the Feeder Funds and subscriptions for Interests may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-06 which requires new disclosures and provides amendments to ASC Subtopic 820-10 clarifying existing disclosures.  The disclosure regarding the level 3 investment roll-forward of purchases and sales activity on a gross basis is effective for fiscal years beginning after December 15, 2010.  The Company is currently evaluating the impact of this disclosure on its financial statements.

c. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.  Expenses, including incentive fees and allocations of the Portfolio Funds, are not included in the Statement of Operations or Financial Highlights.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

d. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Company.  Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss.  The Company has a tax year end of December 31.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2010, the Company has not yet received information to determine the current tax cost of the Portfolio Funds.  Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and September 30, 2010, the estimated cost of the Portfolio Funds at September 30, 2010 for federal tax purposes is $405,470,575.  The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at September 30, 2010 is $27,406,226.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Management analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the Company. The Company has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the year ended December 31, 2010.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

e. Security Transactions

Distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds.  Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

3. Portfolio Valuation

The net asset value (“NAV”) of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

The Portfolio Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund.  In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2010, the Company’s investments in side pockets represented 6.60% of the Company’s net assets.  Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.  Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

The Company has adopted the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of fair value. The adoption of this guidance does not have a material effect on the financial statements.

Investments may be classified as Level 2 when market information (observable net asset values) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investment lots that have observable market inputs (published net asset values) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2010:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$36,583,342	$87,623,545	$124,206,887
Hedged Long/Short Equity Funds	-	63,733,570	357,036	64,090,606
Hedged Sector Funds	-	52,700,357	5,122,748	57,823,105
Opportunistic Long/Short (Global) Funds	-	105,105,174	149,602	105,254,776
Opportunistic (U.S. Only) Funds	-	32,757,114	48,744,313	81,501,427

Total	$-	$290,879,557	$141,997,244	$432,876,801

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2010 to September 30, 2010, for the investments classified within level 2.

	Event Driven/Relative Value Funds	Hedged Long/Short Equity Funds	Hedged Sector Funds	Opportunistic (Global) Funds	Opportunistic (U.S. Only) Funds	Total
Balance as of 3/31/2010	$33,345,738	$64,095,669	$46,110,106	$95,324,233	$30,107,317	$268,983,063

Transfers into Level 2*	-	-	-	10,648,268	15,875,661	26,523,929

Transfers out of Level 2*	-	-	-	-	-	-

Net realized gain from Portfolio Fund redemptions	-	-	-	-	6,440,425	6,440,425

Net change in accumulated unrealized appreciation on investments	1,237,604	(362,099)	1,590,251	1,132,673	(6,025,864)	(2,427,435)

Net purchases (sales)	2,000,000	-	5,000,000	(2,000,000)	(13,640,425)	(8,640,425)

Balance as of 9/30/2010	$36,583,342	$63,733,570	$52,700,357	$105,105,174	$32,757,114	$290,879,557

*Transfers represent investments in Portfolio Funds that were previously categorized as Level 3 investments for the fiscal year ended March 31, 2010.  Reclassification is being made due to changes in Portfolio Fund redemption terms and the Company's ability to redeem from these investments within three months of the balance sheet date.

The following table includes a roll-forward of the amounts for the period from April 1, 2010 to September 30, 2010, for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Event Driven/Relative Value Funds	Hedged Long/Short Equity Funds	Hedged Sector Funds	Opportunistic (Global) Funds	Opportunistic (U.S. Only) Funds	Total
Balance as of 3/31/2010	$70,595,236	$718,575	$-	$10,794,577	$65,459,084	$147,567,472

Transfers into Level 3*	-	-	-	-	-	-

Transfers out of Level 3*	-	-	-	(10,648,268)	(15,875,661)	(26,523,929)

Net realized gain from Portfolio Fund redemptions	155,005	292,996	-	-	-	448,001

Net change in accumulated unrealized appreciation on investments	1,490,329	(361,539)	122,748	3,991	(839,110)	416,419

Net purchases (sales)	15,382,975	(292,996)	5,000,000	(698)	-	20,089,281

Balance as of 9/30/2010	$87,623,545	$357,036	$5,122,748	$149,602	$48,744,313	$141,997,244

*Transfers represent investments in Portfolio Funds that have been reclassified  as Level 2 investments for the period from April 1, 2010 to September 30, 2010. Reclassification is being made due to changes in Portfolio Fund redemption terms and the Company's ability to redeem from these investments within three months of the balance sheet date.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net unrealized appreciation for the period from April 1, 2010 to September 30, 2010, for level 3 investments held by the Company as of September 30, 2010, was an increase of $497,001 as shown in the table below:

Net Unrealized Appreciation
Event Driven/Relative Value Funds	$1,570,911
Hedged Long/Short Equity Funds	(361,539)
Hedged Sector Funds	122,748
Opportunistic (Global) Funds	3,991
Opportunistic (U.S. Only) Funds	(839,110)
Total	$497,001

The Company adopted authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of September 30, 2010, that may qualify for these valuations are shown in the table below.

Investment Class	Fair Value	Redemption frequency	Notice Period	Redemption Restrictions and Terms
Event Driven/Relative Value Funds (a)	$124,206,887	Monthly - Annually	60 - 90 Days	0-2 years
Hedged Long/Short Equity Funds (b)	64,090,606	Quarterly	30 - 125 Days	none
Hedged Sector Funds (c)	57,823,105	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic Long/Short (Global) Funds (d)	105,254,776	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic (U.S. Only) Funds (e)	81,501,427	Quarterly - Annually	45 - 90 Days	0-2 years

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

The information summarized in the preceding table represents the general terms of the specified asset class.  Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)
Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)
Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest long, short, and balanced primarily in common stocks. Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)
Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as  technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)
Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)
Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

As of September 30, 2010, the Company had investments in 46 Portfolio Funds.  The Company, as an investor in these Portfolio Funds, is charged management fees ranging from 1.0% to 2.48% (per annum) of the net asset value of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations ranging from 15.0% to 25.0% of net profits earned that are allocable to the Company's ownership interests in such Portfolio Funds.  The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests.  Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2010, ranged from approximately 1.5% to 18.1% of the Company's average invested capital in the Portfolio Funds.   Incentive fees or allocations for the 2010 fiscal year ranged from approximately 0.0% to 9.84% of the Company's average invested capital in the Portfolio Funds.   These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds.  Although the foregoing ranges of Portfolio Fund expense ratios are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

Aggregate purchases and proceeds of interests in the Portfolio Funds for the period from April 1, 2010 to September 30, 2010, were $35,000,000 and $23,551,144, respectively.  There are no unfunded commitments outstanding to the Portfolio Funds.

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.  Each of the Feeder Funds pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2010 to September 30, 2010, the Company incurred advisory fees totaling $2,231,380, of which $1,109,922 was payable as of September 30, 2010.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

5.  Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”).  Until July 1, 2010, the Disinterested Managers received an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone).  Certain Board-related fees were incurred directly in the Feeder Funds.  Effective July 1, 2010, the Disinterested Managers receive an annual retainer of $40,000  for their services to the Company and the Feeder Funds, and no longer receive any per-meeting fees.  The retainer is paid by the Company and allocated pro-rata to the Feeder Funds.  All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The Company incurred $126,000 of retainer- and Board-related fees for the period from April 1, 2010 to September 30, 2010, $50,000 of which was payable as of September 30, 2010.

The Company has retained J. D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  Prior to April 1, 2010, the Company paid the Administrator a quarterly fee equal to $3,000 per Feeder Fund invested in the Company, which was adjusted on each January 1 based on the increase or decrease in the “Revised Consumer Price Index – (1967 = 100)” for the immediately preceding calendar year, as published by the Bureau of Labor statistics of the United States Department of Labor.  Effective April 1, 2010, the Company pays the Administrator a quarterly fee equal to the greater of: (i) $10,000; or (ii) .0001875 of the Company’s net assets as of the first day of each calendar quarter on the first $200 million of net assets, plus .0001625 of the Company’s net assets of $200 million to $400 million, plus .0001375 of the Company’s net assets of $400 million to $600 million, plus .0001125 of the Company’s net assets $600 million to $800 million, plus .0001 of the Company’s net assets in excess of $800 million, plus a tax compliance and preparation fee of $7,500 per calendar quarter, plus an audited financial statement preparation fee of $1,250 per calendar quarter.  For the period from April 1, 2010 to September 30, 2010, the Company incurred $168,392 in expenses related to such administrative services, all of which was outstanding as of September 30, 2010.  The Feeder Funds incur direct additional expenses for the services provided by the Administrator.  The aggregate change in the administrative services cost structure did not materially affect the Feeder Funds and their members.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company, effective July 1, 2011, serves as custodian of the Company’s assets and provides custodial services to the Company.

6. Bank Note - Line of Credit Facility

On July 23, 2010, the Company entered into a revolving loan credit facility with a financial institution for a line of credit at any one time of up to $70,000,000. The line of credit is secured by the Company's cash and investment securities.  Interest on any outstanding loans accrues at a rate per annum equal to LIBOR plus 2.20% and the Company is required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit.  For the period ended September 30, 2010, the Company incurred approximately $149,697 in facility fees related to the credit facility. As of September 30, 2010, the Company did not have any revolving loans outstanding under the facility.

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Company’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2010

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

9. Subsequent Events

The Company has evaluated all subsequent events through the date these financial statements were issued, and notes the following:

On September 29, 2010, the Company announced a tender offer to purchase up to $47,450,000 of outstanding Interests from Members.  The net asset value of the Interests will be calculated for this purpose on December 31, 2010.  The tender offer expired on October 27, 2010.

On November 2, 2010, the Company paid $26,855,483 to the TI Fund for Interests repurchased by the Company on September 30, 2010.

Subsequent to September 30, 2010, the Company received a subscription from the Ltd Fund in the amount of $14,500,000.  This subscription resulted in the issuance of additional Interests in the Company effective November 1, 2010.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Advisory Agreement Approval (Unaudited)

September 30, 2010

At a meeting held in person on June 25, 2010, the Board, including all of the Independent Managers, approved the continuation of the Company's investment advisory agreement (the "Advisory Agreement") with the Adviser for an additional one year period.  The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by the Adviser; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company.  The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Company; (iii) the costs of services provided and the profits realized by the Adviser from its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fee payable to the Adviser pursuant to the Advisory Agreement properly reflects these economies of scale for the benefit of investors.  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Company.  The Board also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company.  The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Boards.  In doing so, the Board considered the Adviser's extensive administrative and compliance infrastructure.  Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company and that the Adviser and Bank of America are committed to registered funds of hedge funds.  The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel.  The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the 15(c) Materials.  The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Advisory Agreement Approval (Unaudited) continued

September 30, 2010

The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser.  The Board concluded that the Company's performance compared favorably with the performance of similar registered funds.

The Board also evaluated the fee paid for advisory services, relying on information concerning the fees and expenses of the Company, which was contained in the materials provided to the Board.  The Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser.  In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser and the expenses of the Company are within the range of those of similar funds.  The Independent Managers concluded that the fee payable to the Adviser is reasonable in light of comparative performance, expense and advisory fee information and cost of the services provided.

The profitability realized by the Adviser was also considered.  The Board relied principally on the Profitability Analysis.  Representatives of the Adviser stated that the Adviser receives no significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, the Board determined that the current profitability to the Adviser was not excessive.

With regard to economies of scale, the Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets.  The Independent Managers concluded that, although the net assets of the Company have grown since its inception, the assets of the Company have not reached a sufficient size to support fee reductions based on economies of scale.

Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)  Not applicable for semi-annual reports.

(a) (2)  Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

By (Signature and Title):	/s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date:  December 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

By (Signature and Title):	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date:  December 9, 2010